SUNSTONE FINANCIAL GROUP, INC.
                       207 East Buffalo Street, Suite 400
                          Milwaukee, Wisconsin 53202
                                 (414) 271-5885


December 13, 1996

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549

Re:  First Omaha Funds, Inc.
     (33-85982; 811-8846)
     Filing under Rule 497(e) of the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a Supplement to the Prospectus dated December 10, 1996. Questions regarding this filing may be directed to the undersigned at (414) 271-5885.

Sincerely,

/s/Constance Dye Shannon
Constance Dye Shannon
Legal and Compliance Manager

Encl.

                               FIRST OMAHA FUNDS

                                   SUPPLEMENT
                                     TO THE
                       PROSPECTUS DATED DECEMBER 10, 1996


Effective January 1, 1997, Sunstone Distribution Services, LLC ("SDS"), 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202, replaced Sunstone Financial Group, Inc. ("Sunstone") as distributor of the shares of the First Omaha Funds ("Funds"). SDS, an affiliate of Sunstone, serves as the distributor for the Funds pursuant to the same terms as Sunstone served as distributor.

                 The date of this Supplement is January 1, 1997